FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about aging of trade receivables [Table Text Block]
	AUGUST 31, 2019	AUGUST 31, 2018
0-60 days	$11,748	$353
61-120 days	152	488
Gross trade receivables	$11,900	$841
Less: Provision for doubtful accounts	(268)	(48)
	$11,632	$793

Disclosure of detailed information about undiscounted cash flows contractual maturities [Table Text Block]
	Carrying Amount	Contractual Cash Flows	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Accounts payable and accrued liabilities	$40,355	$40,355	$40,355	-	-	-
Long-term debt	49,576	50,412	3,830	46,410	127	45
Interest payments	-	6,696	2,232	4,464	-	-
Operating lease obligations	-	3,074	1,180	993	901	-
	$89,931	$100,537	$47,597	$51,867	$1,028	$45